Victory CEMP Multi-Asset Growth Fund
Victory CEMP Multi-Asset Growth Fund

Victory Funds

Victory CEMP Multi-Asset Growth Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 45 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Multi-Asset Growth Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]
[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Multi-Asset Growth Fund		Class A	Class C
Management Fees		none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.60%	0.41%
Acquired Fund Fees and Expenses	[1]	0.71%	0.71%
Total Annual Fund Operating Expenses	[1]	1.56%	2.12%
[1]

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Multi-Asset Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	725	1,039	1,376	2,325
Class C	315	664	1,139	2,452

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Multi-Asset Growth Fund | Class C | USD ($)	215	664	1,139	2,452

If you wish to obtain more information, please call the Victory Funds at 800-539-3863. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.